Balance Sheet Account Details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Balance Sheet Account Details [Abstract]
Schedule of Property and Equipment are Stated at Cost
Property and equipment are stated at cost and consist of the following (in thousands):

	September 30, 2022	December 31, 2021
Lab and office equipment	$6,443	$6,410
Leasehold improvements	17,639	3,495
Computer equipment and software	487	182

	24,569	10,087
Less: accumulated depreciation and amortization	(5,194)	(3,292)

Total property and equipment, net	$19,375	$6,795

Property and equipment are stated at cost and consist of the following (in thousands):

	December 31,
	2021	2020
Lab and office equipment	$6,410	$3,872
Leasehold improvements	3,495	732
Computer equipment and software	182	182

	10,087	4,786
Less accumulated depreciation and amortization	(3,292)	(1,306)

	$6,795	$3,480

Schedule of Goodwill and Other Identifiable Intangible Assets
Goodwill and other identifiable intangible assets consist of the following (in thousands):

	September 30, 2022	December 31, 2021
Indefinite-lived intangible assets
Goodwill	$83,979	$83,979
Definite lived intangible assets
Complete technology	227,129	227,403
Less: accumulated amortization	(68,980)	(60,099)
Customer relationships	11,100	11,100
Less: accumulated amortization	(2,975)	(2,083)

Total goodwill and other identifiable intangible assets, net	$250,253	$260,300

Goodwill and identifiable intangible assets consist of the following (in thousands):

	December 31,
	2021	2020
Indefinite-lived intangible assets
Goodwill	$83,979	$83,979
Definite-lived intangible assets
Complete technology	227,403	224,758
Less: Accumulated amortization	(60,099)	(48,321)
Customer relationships	11,100	11,100
Less: Accumulated amortization	(2,083)	(893)

Total goodwill and other identifiable intangible assets, net	$260,300	$270,623

Schedule of Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	September 30, 2022	December 31, 2021
Compensation	$2,249	$2,320
Professional fees	1,679	67
Royalties owed to third parties	124	296
Acquisition related liabilities	—	1,000
Other	40	63

Total accrued liabilities	$4,092	$3,746

Accrued liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Compensation	$2,320	$1,495
Professional fees	67	22
Royalties owed to third parties	296	272
Subcontractor	—	482
Acquisitions related liabilities	1,000	1,500
Other	63	185

	$3,746	$3,956